Putnam Fixed Income Absolute Return Fund
The fund's portfolio
1/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (46.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$114,995	$127,642
5.00%, with due dates from 4/20/49 to 8/20/49	2,161,567	2,388,503
4.50%, TBA, 2/1/50	6,000,000	6,304,687
4.00%, TBA, 2/1/50	3,000,000	3,110,156
4.00%, 1/20/50	47,000	50,311
3.50%, with due dates from 9/20/49 to 11/20/49	428,467	450,651
3.50%, 8/20/45(i)	1,313,280	1,377,036

		13,808,986
U.S. Government Agency Mortgage Obligations (43.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 4/1/49	39,626	43,751
3.50%, 5/1/49(FWC)	458,521	471,059
3.00%, 1/1/33(i)	473,067	490,328
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	208,515	230,320
4.50%, 5/1/49	90,863	99,256
3.82%, 10/1/31(i)	149,899	168,501
2.73%, 12/1/21(i)	214,207	213,933
Uniform Mortgage-Backed Securities
4.00%, TBA, 2/1/50	53,000,000	55,364,298
3.50%, TBA, 3/1/50	55,000,000	56,770,313
3.50%, TBA, 2/1/50	28,000,000	28,905,626
3.00%, TBA, 3/1/50	34,000,000	34,746,405
3.00%, TBA, 2/1/50	73,000,000	74,659,611

		252,163,401

Total U.S. government and agency mortgage obligations (cost $265,024,515)		$265,972,387

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 4/15/20(i)	$171,346	$171,267
U.S. Treasury Notes 1.75%, 9/30/22(i)	120,000	122,077

Total U.S. treasury obligations (cost $293,344)		$293,344

MORTGAGE-BACKED SECURITIES (36.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (15.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 18.274%, 5/15/35	$61,095	$92,186
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 17.65%, 11/15/35	142,868	229,718
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 16.743%, 12/15/36	79,386	116,182
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 12.661%, 6/15/34	215,184	252,863
REMICs Ser. 4813, IO, 5.50%, 8/15/48	3,764,606	813,254
REMICs Ser. 4760, Class IG, IO, 5.00%, 2/15/48	3,755,972	700,018
REMICs IFB Ser. 4922, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.374%, 4/25/49	5,413,571	794,171
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 4.324%, 5/15/41	2,894,511	3,026,356
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	2,918,837	316,787
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	2,768,091	332,398
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	2,750,594	247,479
REMICs Ser. 4591, Class QI, IO, 3.50%, 4/15/46	5,783,648	680,909
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	3,235,848	437,872
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	5,039,215	518,113
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	5,542,513	540,395
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,333,758	259,400
REMICs Ser. 4182, Class PI, IO, 3.00%, 12/15/41	6,455,880	288,868
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	2,810,082	180,726
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.417%, 11/15/28(WAC)	153,827	2,115
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	537,261	5,265
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	840,437	6,051
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	5,213,036	4,769,229
Federal National Mortgage Association
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 19.196%, 5/25/35	35,454	50,725
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 18.11%, 6/25/37	116,394	184,694
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 15.267%, 8/25/35	78,492	105,886
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 9.578%, 5/25/40	787,175	939,257
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,193,925	679,494
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	3,940,508	803,864
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	6,540,547	1,340,027
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	309,138	60,493
REMICs Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	8,400,515	1,527,214
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.939%, 1/25/44	7,892,838	1,490,286
REMICs IFB Ser. 15-19, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.539%, 4/25/45	7,958,824	1,464,105
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	5,939,556	1,024,573
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	5,116,380	978,826
REMICs IFB Ser. 18-95, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.489%, 1/25/49	6,234,615	1,036,193
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.489%, 1/25/48	6,913,570	1,351,720
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.439%, 12/25/48	5,499,542	737,282
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.439%, 2/25/47	17,886,568	3,651,543
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.439%, 11/25/46	3,903,896	749,744
REMICs IFB Ser. 16-60, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.439%, 9/25/46	7,914,640	1,489,049
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.439%, 9/25/46	5,834,863	1,041,442
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.339%, 12/25/46	6,670,091	1,322,012
REMICs IFB Ser. 11-53, Class ST, IO, ((-1 x 1 Month US LIBOR) + 5.92%), 4.259%, 6/25/41	9,952,321	1,880,790
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 4.089%, 10/25/47	21,953,537	3,659,982
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,928,792	247,348
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,080,982	324,633
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	5,269,327	474,819
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	2,843,601	215,829
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	3,185,979	170,493
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	3,875,671	428,476
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	3,956,604	333,008
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	4,839,954	188,821
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,639,038	79,423
REMICs Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	7,560,392	335,757
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	4,083,630	132,887
REMICs Trust Ser. 98-W5, Class X, IO, 0.742%, 7/25/28(WAC)	297,444	8,566
REMICs Trust Ser. 98-W2, Class X, IO, 0.384%, 6/25/28(WAC)	1,015,717	33,011
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	23,517	20,502
Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	2,216,723	490,450
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 5.01%, 1/16/40	5,637,195	817,393
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	2,407,377	356,870
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	2,199,144	433,185
Ser. 15-69, IO, 5.00%, 5/20/45	4,169,991	869,193
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	6,553,761	1,368,360
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	2,500,931	503,312
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	3,225,750	707,265
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,906,270	566,432
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	32,815	2,286
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	605,416	119,871
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	3,685,012	739,041
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	11,588,096	2,286,331
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	8,119,629	1,684,823
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.592%, 7/20/48	6,793,682	1,027,544
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	3,731,389	674,163
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	5,169,306	535,075
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	3,428,351	716,457
Ser. 12-129, IO, 4.50%, 11/16/42	2,641,010	543,784
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,363,452	426,130
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,815,469	379,687
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.442%, 8/20/49	7,891,699	1,136,342
IFB Ser. 16-121, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.442%, 9/20/46	5,525,457	1,075,088
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.442%, 10/20/45	3,785,301	768,093
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.43%, 7/16/43	1,091,505	184,017
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 8/20/49	410,519	51,315
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 6/20/49	625,446	100,071
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 2/20/41	1,658,205	307,166
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	4,889,242	403,362
Ser. 15-94, IO, 4.00%, 7/20/45	123,058	23,689
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	956,112	86,297
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	2,817,388	415,565
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	795,229	126,265
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	3,812,683	360,092
Ser. 17-174, Class MI, IO, 3.50%, 11/20/47	4,154,567	304,844
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	2,921,891	197,228
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	5,007,872	782,730
Ser. 13-76, IO, 3.50%, 5/20/43	2,257,270	335,588
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	2,889,476	336,248
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	3,388,456	359,244
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,350,081	175,240
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	4,848,646	372,667
Ser. 183, Class AI, IO, 3.50%, 10/20/39	2,900,960	141,132
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	3,049,201	92,111
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	1,873,175	82,607
Ser. 18-H13, Class NI, IO, 2.734%, 8/20/68(WAC)	8,021,627	911,770
Ser. 16-H13, Class IK, IO, 2.622%, 6/20/66(WAC)	14,297,547	1,769,322
Ser. 16-H23, Class NI, IO, 2.469%, 10/20/66(WAC)	9,249,203	997,064
Ser. 17-H16, Class BI, IO, 2.427%, 8/20/67(WAC)	9,691,756	1,235,699
Ser. 16-H22, Class AI, IO, 2.393%, 10/20/66(WAC)	6,514,109	682,828
Ser. 16-H08, Class AI, IO, 2.356%, 8/20/65(WAC)	9,208,307	613,660
Ser. 17-H06, Class BI, IO, 2.28%, 2/20/67(WAC)	12,847,437	1,405,510
Ser. 17-H11, Class NI, IO, 2.206%, 5/20/67(WAC)	4,666,237	494,719
Ser. 16-H11, Class HI, IO, 2.10%, 1/20/66(WAC)	2,988,174	239,054
Ser. 15-H15, Class JI, IO, 2.006%, 6/20/65(WAC)	10,578,907	978,549
Ser. 15-H19, Class NI, IO, 1.94%, 7/20/65(WAC)	14,496,572	1,242,356
Ser. 18-H05, Class AI, IO, 1.883%, 2/20/68(WAC)	11,320,190	1,436,249
Ser. 15-H25, Class EI, IO, 1.883%, 10/20/65(WAC)	10,448,114	867,193
Ser. 15-H18, Class IA, IO, 1.863%, 6/20/65(WAC)	8,375,207	497,487
Ser. 16-H02, Class BI, IO, 1.835%, 11/20/65(WAC)	10,077,499	894,912
Ser. 17-H02, Class BI, IO, 1.804%, 1/20/67(WAC)	2,994,476	351,641
Ser. 17-H14, Class DI, IO, 1.737%, 6/20/67(WAC)	5,669,378	353,043
Ser. 15-H09, Class BI, IO, 1.724%, 3/20/65(WAC)	12,071,457	863,833
Ser. 15-H10, Class EI, IO, 1.651%, 4/20/65(WAC)	12,088,864	532,768
Ser. 15-H25, Class AI, IO, 1.641%, 9/20/65(WAC)	11,818,470	893,476
Ser. 14-H14, Class CI, IO, 1.606%, 7/20/64(WAC)	12,940,165	582,307
Ser. 15-H28, Class DI, IO, 1.586%, 8/20/65(WAC)	9,577,895	627,908
Ser. 17-H03, Class DI, IO, 1.578%, 12/20/66(WAC)	4,404,967	534,102
Ser. 11-H15, Class AI, IO, 1.542%, 6/20/61(WAC)	6,854,411	334,153
Ser. 18-H02, Class EI, IO, 1.503%, 1/20/68(WAC)	7,115,801	893,923
Ser. 18-H02, Class GI, IO, 1.338%, 12/20/67(WAC)	10,060,456	1,232,406
Ser. 11-H08, Class GI, IO, 1.293%, 3/20/61(WAC)	7,733,763	312,444
Ser. 10-151, Class KO, PO, zero %, 6/16/37	517,402	454,848
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	29,619	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	87,032	326
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	36,824	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	70,041	—

		90,871,332
Commercial mortgage-backed securities (13.6%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.486%, 1/15/49(WAC)	229,034	451
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.687%, 11/10/42(WAC)	2,019,820	1,817,838
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.952%, 11/15/54(WAC)	38,024,616	1,974,786
FRB Ser. 18-BN10, Class XA, IO, 0.884%, 2/15/61(WAC)	19,767,651	991,706
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.561%, 1/12/45(WAC)	1,777,000	1,528,220
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39(WAC)	2,841,050	1,420,525
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.868%, 5/10/58(WAC)	6,793,202	568,934
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.933%, 12/15/47(WAC)	453,000	475,650
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.342%, 5/10/47(WAC)	10,548,979	448,971
FRB Ser. 14-GC19, Class XA, IO, 1.322%, 3/10/47(WAC)	15,507,524	621,495
FRB Ser. 13-GC17, Class XA, IO, 1.188%, 11/10/46(WAC)	11,775,041	395,940
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.262%, 3/10/47(WAC)	882,000	952,356
FRB Ser. 12-GC8, Class XA, IO, 1.933%, 9/10/45(WAC)	7,250,913	251,853
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.946%, 5/10/47(WAC)	1,681,000	1,802,837
FRB Ser. 14-UBS4, Class XA, IO, 1.264%, 8/10/47(WAC)	6,409,235	258,404
FRB Ser. 14-LC15, Class XA, IO, 1.263%, 4/10/47(WAC)	10,320,037	390,097
FRB Ser. 14-CR19, Class XA, IO, 1.19%, 8/10/47(WAC)	21,606,026	820,640
FRB Ser. 14-CR20, Class XA, IO, 1.178%, 11/10/47(WAC)	23,805,851	983,658
FRB Ser. 13-CR11, Class XA, IO, 1.091%, 8/10/50(WAC)	52,019,419	1,555,433
FRB Ser. 15-CR23, Class XA, IO, 1.064%, 5/10/48(WAC)	23,653,721	900,071
FRB Ser. 15-CR22, Class XA, IO, 1.046%, 3/10/48(WAC)	12,863,893	492,687
FRB Ser. 14-UBS6, Class XA, IO, 1.044%, 12/10/47(WAC)	22,139,630	793,064
FRB Ser. 15-LC21, Class XA, IO, 0.905%, 7/10/48(WAC)	42,177,883	1,212,614
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class E, 5.052%, 11/10/46(WAC)	523,000	543,569
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47(WAC)	1,498,000	1,545,754
FRB Ser. 12-CR3, Class E, 4.91%, 10/15/45(WAC)	400,000	300,000
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	1,252,377
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	4,649,202	3,313,021
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	19,946	19,946
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.207%, 5/15/38(WAC)	705,497	21,669
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.982%, 4/15/50(WAC)	20,082,402	712,724
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.914%, 4/15/50(WAC)	925,000	906,761
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.512%, 8/10/44(WAC)	2,332,000	2,389,759
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO, 1.006%, 9/25/29(WAC)	12,936,754	954,399
Federal National Mortgage Association 144A Multifamily Connecticut Avenue Securities Trust FRB Ser. 19-01, Class M10, 4.911%, 10/15/49	577,000	599,719
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.847%, 6/10/47(WAC)	1,567,000	1,666,448
FRB Ser. 14-GC18, Class XA, IO, 1.182%, 1/10/47(WAC)	19,601,834	652,741
FRB Ser. 15-GC30, Class XA, IO, 0.944%, 5/10/50(WAC)	21,543,925	654,520
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	662,000	567,098
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class C, 4.97%, 2/15/47(WAC)	870,000	926,413
FRB Ser. 14-C24, Class XA, IO, 1.072%, 11/15/47(WAC)	34,389,116	964,178
FRB Ser. 14-C19, Class XA, IO, 0.907%, 4/15/47(WAC)	14,961,382	316,523
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	1,591,000	1,588,057
FRB Ser. 14-C25, Class D, 4.099%, 11/15/47(WAC)	1,090,000	991,484
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 1.115%, 12/15/47(WAC)	29,852,863	746,322
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.375%, 2/12/51(WAC)	500,000	418,029
FRB Ser. 12-C8, Class D, 4.804%, 10/15/45(WAC)	2,496,000	2,527,664
FRB Ser. 12-LC9, Class D, 4.565%, 12/15/47(WAC)	327,000	338,863
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.359%, 2/15/40(WAC)	104,700	11
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	3,567,773	95
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	683,899	544,888
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.099%, 2/15/47(WAC)	785,000	849,677
FRB Ser. 14-C17, Class C, 4.657%, 8/15/47(WAC)	946,000	979,750
FRB Ser. 15-C26, Class XA, IO, 1.174%, 10/15/48(WAC)	15,288,674	707,269
FRB Ser. 13-C13, Class XA, IO, 1.149%, 11/15/46(WAC)	50,661,244	1,596,123
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 5.073%, 4/15/47(WAC)	704,000	739,795
FRB Ser. 13-C12, Class E, 4.925%, 10/15/46(WAC)	1,012,000	929,150
FRB Ser. 12-C6, Class D, 4.761%, 11/15/45(WAC)	624,000	650,831
FRB Ser. 13-C10, Class D, 4.217%, 7/15/46(WAC)	453,000	455,468
FRB Ser. 13-C10, Class E, 4.217%, 7/15/46(WAC)	4,328,000	4,028,974
FRB Ser. 13-C10, Class F, 4.217%, 7/15/46(WAC)	2,461,000	2,126,648
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	719,634	655,304
FRB Ser. 16-UB12, Class XA, IO, 0.913%, 12/15/49(WAC)	25,138,045	967,345
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.60%, 3/15/45(WAC)	603,000	506,520
FRB Ser. 12-C4, Class XA, IO, 2.252%, 3/15/45(WAC)	3,959,136	130,082
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.21%, 12/15/50(WAC)	12,277,698	784,480
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class XA, IO, 1.464%, 5/10/63(WAC)	7,291,284	190,439
FRB Ser. 13-C5, Class XA, IO, 1.087%, 3/10/46(WAC)	40,458,133	945,219
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.252%, 1/10/45(WAC)	646,000	669,864
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.475%, 11/15/48(WAC)	3,730,079	112
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-NXS3, Class B, 4.636%, 9/15/57(WAC)	656,000	721,953
FRB Ser. 13-LC12, Class C, 4.42%, 7/15/46(WAC)	749,000	767,505
FRB Ser. 16-BNK1, Class XA, IO, 1.904%, 8/15/49(WAC)	14,881,000	1,389,885
FRB Ser. 14-LC16, Class XA, IO, 1.273%, 8/15/50(WAC)	22,113,203	841,115
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.42%, 7/15/46(WAC)	2,166,000	1,944,056
WF-RBS Commercial Mortgage Trust FRB Ser. 12-C10, Class C, 4.512%, 12/15/45(WAC)	401,000	404,019
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class D, 5.396%, 6/15/44(WAC)	771,000	777,623
Ser. 11-C4, Class E, 5.396%, 6/15/44(WAC)	377,000	377,381
FRB Ser. 12-C7, Class D, 4.968%, 6/15/45(WAC)	1,621,000	1,584,430
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46(WAC)	2,015,000	1,612,286
FRB Ser. 12-C10, Class D, 4.577%, 12/15/45(WAC)	1,940,000	1,710,184
FRB Ser. 12-C10, Class E, 4.577%, 12/15/45(WAC)	1,658,000	1,116,992
FRB Ser. 11-C5, Class XA, IO, 1.865%, 11/15/44(WAC)	8,699,892	177,982
FRB Ser. 12-C9, Class XB, IO, 0.876%, 11/15/45(WAC)	46,094,000	838,911

		78,298,634
Residential mortgage-backed securities (non-agency) (6.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 1.982%, 5/25/47	1,656,793	1,034,375
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	706,240	720,144
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 1.901%, 6/25/36	1,020,000	971,802
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 4.34%, 4/25/37(WAC)	588,866	591,236
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.011%, 3/25/37	974,686	857,242
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.085%, 6/25/46	2,268,340	2,106,638
FRB Ser. 06-OA7, Class 1A1, 2.956%, 6/25/46(WAC)	532,672	472,373
FRB Ser. 05-27, Class 1A1, 2.461%, 8/25/35(WAC)	834,025	724,463
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 1.984%, 11/20/35	2,691,427	2,553,137
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 1.851%, 8/25/46	572,777	544,138
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 1.851%, 8/25/46	233,939	211,616
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.281%, 4/25/35	450,931	399,287
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 11.661%, 7/25/28	650,970	863,371
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.011%, 4/25/28	1,537,900	1,981,674
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 10.861%, 10/25/27	990,508	1,289,540
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.211%, 12/25/27	793,310	949,905
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.011%, 9/25/28	250,000	281,267
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 6.811%, 10/25/29	300,000	353,411
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3B, (1 Month US LIBOR + 5.15%), 6.811%, 11/25/28	280,000	317,846
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class B1, (1 Month US LIBOR + 4.35%), 6.011%, 9/25/30	970,000	1,080,475
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 3.961%, 9/25/30	321,000	326,275
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	340,000	367,039
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.442%, 1/25/49	249,000	254,800
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.111%, 3/25/49	142,148	144,225
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.011%, 2/25/49	56,000	56,709
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 3.961%, 10/25/48	102,900	104,837
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 13.911%, 9/25/28	1,583,349	2,280,605
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.411%, 10/25/28	837,065	1,187,446
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.561%, 10/25/28	902,007	977,559
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.361%, 4/25/28	1,154,599	1,281,845
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.161%, 9/25/29	441,000	524,472
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.211%, 2/25/25	105,781	110,158
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 5.961%, 2/25/25	213,627	228,418
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.661%, 5/25/25	15,899	16,987
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 5.661%, 5/25/25	83,507	86,965
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.261%, 1/25/30	370,000	392,789
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.561%, 7/25/24	186,905	194,325
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.011%, 1/25/31	448,000	456,489
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 3.911%, 7/25/30	242,000	246,822
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 3.861%, 8/25/30	928,566	940,827
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 3.811%, 10/25/30	1,006,000	1,024,240
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 3.761%, 3/25/31	417,000	421,567
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 0.00%), 4.942%, 1/25/40	1,249,000	1,262,683
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.111%, 7/25/31	306,000	311,096
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 3.961%, 8/25/31	399,575	403,536
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 3.811%, 11/25/39	1,047,911	1,057,343
GSAA Home Equity Trust
Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	910,965	477,619
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 1.911%, 1/25/36	659,931	392,864
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.174%, 5/19/35	988,738	600,304
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 1.861%, 6/25/37	663,729	380,443
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 1.876%, 5/25/46	877,450	811,641
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 1.871%, 8/25/36	477,332	446,305
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 1.841%, 1/25/37	466,962	426,655
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.131%, 9/25/35(WAC)	488,602	493,690
FRB Ser. 05-AR14, Class 1A2, 3.841%, 12/25/35(WAC)	617,751	619,411
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.151%, 10/25/45	857,700	857,173

		38,470,102

Total mortgage-backed securities (cost $207,892,008)		$207,640,068

CORPORATE BONDS AND NOTES (23.9%)(a)
	Principal amount	Value
Basic materials (1.6%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	$450,000	$447,615
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	460,000	477,250
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24	379,000	393,099
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)	834,000	861,105
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	577,000	500,548
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	869,000	877,690
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	834,000	837,670
SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)	900,000	933,750
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	1,413,000	1,453,977
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)	861,000	886,705
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	1,210,000	1,333,844

		9,003,253
Capital goods (1.2%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	1,350,000	1,398,938
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. notes 4.25%, 9/15/22 (Ireland)	1,200,000	1,215,000
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	280,000	284,906
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5.875%, 8/15/23	1,025,000	1,096,750
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	218,000	233,827
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	1,750,000	1,789,113
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	275,000	296,588
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	364,000	368,346

		6,683,468
Communication services (1.2%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	885,000	924,825
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	1,048,000	1,175,212
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 5/1/20	520,000	521,752
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	750,000	780,075
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21	446,000	460,004
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	802,000	827,816
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	526,000	561,505
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	374,000	397,843
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,347,000	1,411,259

		7,060,291
Consumer cyclicals (3.2%)
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,116,000	1,143,420
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	1,245,000	1,249,433
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22	765,000	772,650
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	483,000	505,943
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25	869,000	888,553
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,171,000	1,295,419
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	195,000	210,356
Iron Mountain US Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 6/1/26(R)	876,000	916,515
Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)	500,000	510,625
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	680,000	710,600
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	1,121,000	1,262,526
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	565,000	595,369
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	1,200,000	1,200,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	450,000	465,773
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	1,139,000	1,272,833
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	824,000	838,420
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24	1,140,000	1,172,775
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	714,000
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25	1,148,000	1,198,225
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	445,000	463,913
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	826,000	863,170

		18,250,518
Consumer staples (1.1%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	953,000	966,228
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	780,000	802,425
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	851,000	897,273
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	540,750
Mead Johnson Nutrition Co. company guaranty sr. unsec. unsub. notes 3.00%, 11/15/20	1,875,000	1,893,184
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	420,000	443,667
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	710,000	799,567

		6,343,094
Energy (2.6%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	447,000	468,791
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)	472,000	472,055
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	1,119,000	1,268,610
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	930,000	1,036,241
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	670,000	674,590
Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25	831,000	859,108
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	501,000	473,445
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	892,000	897,961
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,591,000	1,665,308
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	790,000	871,950
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	400,000	422,531
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	292,000	362,766
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	488,000	553,880
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	273,000	293,134
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	78,000	86,580
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	956,000	76,480
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	616,000	668,382
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)	2,000,000	2,000,056
Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.875%, 5/10/21 (Netherlands)	29,000	29,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	368,000	368,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	680,000	691,900
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	670,000	680,683

		14,921,576
Financials (9.1%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	795,000	796,397
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	758,700
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,374,282
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	1,096,000	1,238,480
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	1,396,000	1,427,421
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	865,000	880,396
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	845,000	851,262
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	1,485,000	1,488,037
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	1,655,000	1,695,752
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,658,000	1,819,655
Citibank NA sr. unsec. notes Ser. BKNT, 3.05%, 5/1/20	2,040,000	2,044,411
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	1,124,000	1,144,766
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,883,000	2,111,314
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	3,635,000	3,648,510
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	1,146,000	1,265,526
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	834,000	936,048
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	425,000	482,248
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	1,338,000	1,342,357
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity	819,000	882,882
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21	3,180,000	3,189,880
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20	1,340,000	1,341,679
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	2,655,000	2,678,413
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	1,285,000	1,356,747
Protective Life Global Funding 144A notes 2.262%, 4/8/20	780,000	780,624
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	532,000	544,236
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	1,748,000	1,826,835
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)	1,510,000	1,511,746
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	3,100,000	3,118,132
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	1,061,000	1,080,742
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	2,215,000	2,252,314
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	1,325,000	1,326,199
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	803,000	901,267
VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23	6,345	6,851
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,784,000	1,790,634
Westpac Banking Corp. sr. unsec. unsub. notes 2.65%, 1/25/21 (Australia)	2,285,000	2,306,342

		52,201,085
Health care (1.1%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	1,883,000	1,917,948
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25	829,000	859,051
Merck & Co., Inc. sr. unsec. unsub. notes 1.85%, 2/10/20	154,000	153,998
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21	842,000	846,992
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	819,000	839,219
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	442,000	458,299
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	472,000	478,433
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	892,000	911,388

		6,465,328
Technology (2.4%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	2,762,000	2,836,283
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	398,000	404,539
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	4,336,000	4,340,290
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	892,000	897,086
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	1,535,000	1,613,669
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	1,338,000	1,361,452
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	51,000	51,909
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	1,338,000	1,362,180
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	1,190,000	1,270,325

		14,137,733
Utilities and power (0.4%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	645,000	680,927
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	1,000,000	1,012,500
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	675,000	726,503

		2,419,930

Total corporate bonds and notes (cost $134,054,049)		$137,486,276

SENIOR LOANS (5.4%)(a)(c)
	Principal amount	Value
Basic materials (0.9%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.945%, 1/31/24	$282,571	$282,453
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.777%, 9/6/24	183,451	177,948
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.445%, 3/1/26	992,500	992,086
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.395%, 11/15/23	1,080,000	1,081,182
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.159%, 1/29/27	1,681,566	1,680,515
Solenis International, LLC bank term loan FRN (1 Month US LIBOR + 4.00%), 5.655%, 6/26/25	1,000,000	1,103,504

		5,317,688
Capital goods (1.1%)
Advanced Disposal Services, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.816%, 11/10/23	1,066,846	1,068,920
Berry Global, Inc. bank term loan FRN Ser. W, (BBA LIBOR USD 3 Month + 2.00%), 3.94%, 10/1/22	698,719	702,649
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.395%, 3/31/24	663,536	661,047
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.645%, 5/31/25	589,686	588,506
Reynolds Consumer Products, LLC bank term loan FRN (1 Month US LIBOR + 0.00%), 3.41%, 1/30/27	1,000,000	1,003,750
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.645%, 3/28/25	412,539	404,495
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.50%), 4.145%, 5/30/25	250,395	249,894
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 4.145%, 6/9/23	925,643	924,341
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.25%), 3.909%, 12/30/25	925,643	924,254

		6,527,856
Communication services (0.9%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.926%, 1/15/26	990,000	992,475
Charter Communications Operating , LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 1.75%), 3.639%, 2/1/27	749,733	752,232
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.926%, 7/17/25	824,169	825,199
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 5.682%, 11/27/23	1,019,814	1,013,440
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.188%, 2/3/24	486,250	478,956
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.904%, 8/19/23	983,609	971,929

		5,034,231
Consumer cyclicals (1.3%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.895%, 2/28/25	1,323,680	1,310,443
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	444,279	444,418
Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.938%, 4/17/24	332,013	331,702
Golden Nugget, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.401%, 10/4/23	1,001,416	1,002,459
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.411%, 6/21/26	639,438	643,834
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.395%, 1/31/25	231,495	232,725
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.395%, 8/14/24	1,572,694	1,569,745
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.445%, 7/10/25	859,126	864,183
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 4.395%, 3/15/24	708,310	698,718
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.645%, 7/24/24	412,142	410,081

		7,508,308
Consumer staples (0.3%)
1011778 BC, ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.508%, 11/19/26	894,015	892,619
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.088%, 6/21/24	731,250	730,336

		1,622,955
Energy (—%)
Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 8.158%, 3/30/23	115,000	106,950

		106,950
Financials (0.1%)
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 3.409%, 12/22/24	634,773	636,228

		636,228
Health care (0.3%)
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.80%, 11/15/27	416,667	418,527
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.145%, 8/18/22	1,017,075	1,016,349
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.905%, 6/1/25	342,575	338,150

		1,773,026
Technology (0.3%)
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.695%, 2/1/22	423,988	425,260
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.763%, 11/3/23	769,208	738,248
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.395%, 4/29/23	320,715	320,047

		1,483,555
Utilities and power (0.2%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.645%, 1/15/25	793,800	794,957
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 1.75%), 3.40%, 12/1/25	246,469	247,856

		1,042,813

Total senior loans (cost $30,271,051)		$31,053,610

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.4%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		$195,000	$88,969
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		540,000	367,200
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		1,840,000	2,030,882
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		963,000	1,040,040
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		795,000	300,932
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		405,000	289,565
Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.00%, 4/4/44 (Costa Rica)		1,520,000	1,610,440
Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		1,030,000	1,095,663
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)		311,000	338,213
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		358,000	434,075
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		472,000	536,900
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		307,000	340,310
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		571,000	626,673
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		790,000	789,210
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.625%, 2/1/41 (El Salvador)		1,417,000	1,647,263
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		419,000	458,805
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	834,000	1,021,845
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		$585,000	663,973
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	336,004
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		310,000	342,550
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,290,000	1,335,146
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		1,795,000	1,839,875
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		179,550	178,877
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		416,000	572,000
Jamaica (Government of) sr. unsec. unsub. notes 6.75%, 4/28/28 (Jamaica)		751,000	891,069
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		1,291,000	1,652,332
Oman (Sultanate of) sr. unsec. bonds Ser. REGS, 6.75%, 1/17/48 (Oman)		340,000	338,711
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		700,000	732,662
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		450,000	473,189
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		1,200,000	1,352,448
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		845,000	900,981
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		420,000	447,059
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		510,000	562,913
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		217,000	220,798
United Mexican States sr. unsec. unsub. notes 4.50%, 4/22/29 (Mexico)		1,790,000	2,004,478
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		2,739,000	3,074,528
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		431,000	51,720

Total foreign government and agency bonds and notes (cost $30,206,419)			$30,988,298

ASSET-BACKED SECURITIES (2.5%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.511%, 11/25/51	$1,056,667	$1,056,667
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.461%, 6/25/52	1,311,000	1,311,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.409%, 10/24/20	878,000	878,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.359%, 9/24/20	2,687,000	2,687,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.359%, 6/24/20	2,804,000	2,804,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.359%, 2/24/20	3,338,000	3,338,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.311%, 8/25/52	1,120,000	1,120,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	1,000,000	1,010,000

Total asset-backed securities (cost $14,194,666)		$14,204,667

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$5,212,600	$1,006,501
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		2,249,900	399,155
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		5,212,600	204,438
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		2,249,900	79,489
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		10,877,400	237,236
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		10,877,400	229,513
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		56,135,500	110,026
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		56,135,500	90,378
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		10,877,400	72,987
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		10,877,400	65,700
(2.18775)/3 month USD-LIBOR-BBA/Mar-25	Mar-20/2.18775		29,602,000	7,993
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	555,422
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	120,821
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		8,137,400	83,897
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	482,659
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	472,609
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	125,880
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	121,904
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		8,782,100	1,059,293
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		8,782,100	1,053,589
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	968,120
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	967,913
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,450,300	965,290
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,450,300	823,863
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		5,643,600	301,255
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		5,643,600	258,082
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		3,487,400	17,786
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		8,782,100	12,998
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		8,782,100	12,471
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	205,919
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	198,935
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$58,381,000	175,727
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		58,381,000	46,705

Total purchased swap options outstanding (cost $8,377,008)				$11,534,554

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Barclays Bank PLC
GBP/USD (Call)	Apr-20/$1.34	$5,754,178	GBP	4,357,575	$37,385
Citibank, N.A.
GBP/USD (Call)	Apr-20/1.34	5,754,178	GBP	4,357,575	39,479
Goldman Sachs International
EUR/NOK (Put)	Apr-20/NOK 9.60	8,592,808	EUR	7,747,900	662
JPMorgan Chase Bank N.A.
USD/JPY (Put)	Apr-20/JPY 107.00	14,441,950		$14,441,950	110,495
USD/JPY (Put)	Apr-20/JPY 101.00	14,441,950		14,441,950	16,550
UBS AG
GBP/USD (Call)	Apr-20/$1.34	5,754,178	GBP	4,357,575	39,479
USD/JPY (Put)	Apr-20/JPY 107.00	14,441,950		$14,441,950	104,070
USD/JPY (Put)	Apr-20/JPY 101.00	14,441,950		14,441,950	14,817

Total purchased options outstanding (cost $306,279)					$362,937

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
	Principal amount	Value
Capital goods (0.1%)
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$110,000	$110,717
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	77,000	78,815

		189,532
Communication services (0.1%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	58,000	58,461
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	125,000	121,334
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	101,000	146,170
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24	160,000	151,775

		477,740
Consumer cyclicals (0.1%)
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	54,000	71,206
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	64,000	86,248
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	50,000	67,115
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	55,000	57,382
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	106,000	126,061
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22	68,000	70,928
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	125,000	137,575
RH 144A cv. sr. unsec. notes zero %, 9/15/24	69,000	80,302
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23	46,000	55,526
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25	32,000	35,274

		787,617
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	94,000	100,364
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26	68,000	63,523
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	166,000	182,617
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24	58,000	61,698
Zillow Group, Inc. 144A cv. sr. unsec. sub. notes 1.375%, 9/1/26	90,000	111,544

		519,746
Energy (—%)
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	54,000	45,402

		45,402
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	55,000	59,113
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	46,000	46,575
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	48,000	67,193
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	68,000	73,100
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	28,000	30,022

		276,003
Health care (0.1%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	56,000	59,412
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	36,000	46,170
DexCom, Inc. cv. sr. unsec. unsub. notes 0.75%, 12/1/23	70,000	111,081
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	80,000	90,000
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23	24,000	25,200
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26	41,000	45,966
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 6/15/24	38,000	42,560
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	56,000	55,788
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	37,000	53,512
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	41,000	42,051
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	47,000	42,728
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26	39,000	43,095
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25	33,000	66,872

		724,435
Technology (0.4%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	108,000	124,457
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27	64,000	65,571
Blackline, Inc. 144A cv. sr. unsec. notes 0.125%, 8/1/24	29,000	31,244
Cree, Inc. cv. sr. unsec. notes 0.875%, 9/1/23	57,000	60,563
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24 (Israel)	56,000	62,547
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	57,000	73,205
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	57,000	73,322
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23	20,000	36,310
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	38,000	45,255
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	61,000	88,312
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	56,000	57,540
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	27,000	34,330
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes 0.25%, 3/15/24	46,000	64,968
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26	56,000	59,228
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	57,000	76,674
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	42,000	41,085
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	84,000	96,795
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	109,000	145,499
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.75%, 7/1/23	124,000	137,767
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	59,000	53,000
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24	70,000	74,746
Q2 Holdings, Inc. 144A cv. sr. unsec. unsub. notes 0.75%, 6/1/26	47,000	56,369
Rapid7, Inc. cv. sr. unsec. notes 1.25%, 8/1/23	19,000	29,414
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	20,000	29,596
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	20,000	50,504
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	147,000	185,128
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23 (acquired 12/20/19, cost $29,744)(RES)	19,000	34,806
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	87,000	84,971
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	49,000	53,546
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	60,000	74,325
Vocera Communications, Inc. cv. sr .unsec. unsub. notes 1.50%, 5/15/23	24,000	24,090
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23 (Israel)	50,000	61,740
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	44,000	60,328
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	68,000	101,094
Zynga, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/24	56,000	57,269

		2,405,598
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	56,000	53,223

		53,223
Utilities and power (—%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	73,000	80,173

		80,173

Total convertible bonds and notes (cost $5,246,370)		$5,559,469

SHORT-TERM INVESTMENTS (26.0%)(a)
		Principal amount/ shares	Value
American Electric Power Co., Inc. commercial paper 1.822%, 2/5/20		$2,000,000	$1,999,531
Enbridge US, Inc. commercial paper 1.853%, 2/21/20		2,000,000	1,997,944
Nutrien, Ltd. commercial paper 1.763%, 2/27/20		2,000,000	1,997,339
Putnam Short Term Investment Fund 1.70%(AFF)	Shares	126,168,134	126,168,134
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(P)	Shares	551,000	551,000
U.S. Treasury Bills 1.878%, 3/12/20(SEG)(SEGSF)		$3,490,000	3,484,350
U.S. Treasury Bills 1.676%, 2/20/20(SEGSF)		466,000	465,676
U.S. Treasury Bills 1.644%, 4/9/20(SEGSF)(SEGCCS)		426,000	424,801
U.S. Treasury Bills 1.644%, 4/2/20(SEG)(SEGSF)(SEGCCS)		3,096,000	3,088,338
U.S. Treasury Bills 1.592%, 5/14/20(SEGCCS)		116,000	115,504
U.S. Treasury Bills 1.589%, 4/16/20(SEG)(SEGSF)(SEGCCS)		1,115,000	1,111,550
U.S. Treasury Bills 1.580%, 6/18/20(SEGCCS)		1,510,000	1,501,434
U.S. Treasury Bills 1.571%, 5/21/20(SEGCCS)		1,786,000	1,777,819
U.S. Treasury Bills 1.564%, 5/7/20(SEGSF)(SEGCCS)		907,000	903,365
U.S. Treasury Bills 1.562%, 6/11/20(SEGSF)(SEGCCS)		1,510,000	1,501,842
U.S. Treasury Bills 1.554%, 6/4/20(SEGSF)(SEGCCS)		282,000	280,552
U.S. Treasury Bills 1.534%, 4/23/20(SEG)(SEGCCS)		113,000	112,617
U.S. Treasury Bills zero%, 7/16/20(i)		137,000	136,027
WRKCo., Inc. commercial paper 1.844%, 2/27/20		2,000,000	1,997,339

Total short-term investments (cost $149,611,945)			$149,615,162
TOTAL INVESTMENTS

Total investments (cost $845,477,654)			$854,710,772

	FORWARD CURRENCY CONTRACTS at 1/31/20 (aggregate face value $112,763,099) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/15/20	$704,942	$721,287	$(16,345)
		Brazilian Real	Buy	2/4/20	2,693,551	2,792,936	(99,385)
		Brazilian Real	Sell	2/4/20	2,693,551	2,756,845	63,294
		British Pound	Buy	3/18/20	1,069,378	1,041,789	27,589
		Canadian Dollar	Sell	4/15/20	373,422	380,792	7,370
		Chinese Yuan (Offshore)	Buy	5/20/20	1,427,465	1,427,650	(185)
		Czech Koruna	Buy	3/18/20	417,511	412,890	4,621
		Euro	Sell	3/18/20	3,045,703	3,057,363	11,660
		Hong Kong Dollar	Sell	5/20/20	1,442,987	1,443,567	580
		Japanese Yen	Sell	2/19/20	723,960	718,157	(5,803)
		Mexican Peso	Buy	4/15/20	1,426,565	1,428,129	(1,564)
		New Taiwan Dollar	Sell	5/20/20	1,433,355	1,430,043	(3,312)
		Norwegian Krone	Sell	3/18/20	55,859	56,001	142
		Swedish Krona	Sell	3/18/20	1,098,667	1,113,752	15,085
	Barclays Bank PLC
		Australian Dollar	Sell	4/15/20	703,736	722,877	19,141
		Euro	Sell	3/18/20	1,555,434	1,560,480	5,046
		New Zealand Dollar	Sell	4/15/20	352,484	360,469	7,985
		Norwegian Krone	Buy	3/18/20	517,833	475,420	42,413
		Russian Ruble	Buy	3/18/20	1,411,337	1,416,617	(5,280)
		Swedish Krona	Sell	3/18/20	351,459	360,054	8,595
	Citibank, N.A.
		Brazilian Real	Buy	2/4/20	59,660	61,034	(1,374)
		Brazilian Real	Sell	2/4/20	59,660	61,286	1,626
		Euro	Sell	3/18/20	723,564	725,976	2,412
		Mexican Peso	Buy	4/15/20	712,947	713,072	(125)
		New Zealand Dollar	Sell	4/15/20	1,427,986	1,428,782	796
	Credit Suisse International
		Australian Dollar	Buy	4/15/20	350,360	361,668	(11,308)
		Euro	Buy	3/18/20	358,168	359,444	(1,276)
	Goldman Sachs International
		Australian Dollar	Buy	4/15/20	268,786	277,626	(8,840)
		Brazilian Real	Buy	2/4/20	1,344,697	1,374,284	(29,587)
		Brazilian Real	Sell	2/4/20	1,344,697	1,392,837	48,140
		British Pound	Sell	3/18/20	1,194,177	1,172,401	(21,776)
		Chinese Yuan (Offshore)	Buy	5/20/20	1,427,450	1,428,124	(674)
		Euro	Sell	3/18/20	21,795	21,935	140
		Japanese Yen	Sell	2/19/20	363,357	359,896	(3,461)
		New Taiwan Dollar	Sell	5/20/20	1,433,355	1,428,410	(4,945)
		New Zealand Dollar	Sell	4/15/20	703,868	722,096	18,228
		Norwegian Krone	Buy	3/18/20	5,059,090	5,063,470	(4,380)
		Russian Ruble	Buy	3/18/20	2,783,659	2,885,369	(101,710)
		Swedish Krona	Sell	3/18/20	715,492	715,202	(290)
	HSBC Bank USA, National Association
		British Pound	Sell	3/18/20	644,350	632,649	(11,701)
		Euro	Sell	3/18/20	582,009	584,863	2,854
		Hong Kong Dollar	Sell	5/20/20	2,164,481	2,164,781	300
		Norwegian Krone	Sell	3/18/20	534,199	550,843	16,644
		Swedish Krona	Sell	3/18/20	2,338,776	2,347,202	8,426
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	678,868	693,807	(14,939)
		British Pound	Buy	3/18/20	424,896	420,288	4,608
		Euro	Buy	3/18/20	8,698,996	8,744,465	(45,469)
		Japanese Yen	Sell	2/19/20	1,010,548	1,008,410	(2,138)
		New Zealand Dollar	Sell	4/15/20	1,517,661	1,528,782	11,121
		Norwegian Krone	Sell	3/18/20	142	67	(75)
		Singapore Dollar	Sell	5/20/20	2,870,949	2,870,929	(20)
		Swedish Krona	Sell	3/18/20	662,657	659,862	(2,795)
		Swiss Franc	Buy	3/18/20	101,112	98,453	2,659
	NatWest Markets PLC
		Australian Dollar	Buy	4/15/20	263,557	270,262	(6,705)
		British Pound	Buy	3/18/20	725,390	711,143	14,247
		Canadian Dollar	Sell	4/15/20	355,363	359,152	3,789
		Euro	Buy	3/18/20	176,026	177,210	(1,184)
		New Zealand Dollar	Buy	4/15/20	527,885	534,933	(7,048)
		Norwegian Krone	Buy	3/18/20	1,496,078	1,501,114	(5,036)
		Swedish Krona	Sell	3/18/20	1,360,747	1,379,146	18,399
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/15/20	879,284	925,045	45,761
		British Pound	Sell	3/18/20	1,998,227	1,984,619	(13,608)
		Canadian Dollar	Sell	4/15/20	4,285,738	4,315,739	30,001
		Euro	Buy	3/18/20	5,527,860	5,567,356	(39,496)
		Hong Kong Dollar	Sell	5/20/20	2,885,987	2,886,787	800
		Japanese Yen	Sell	2/19/20	3,914,536	3,910,957	(3,579)
		New Zealand Dollar	Buy	4/15/20	1,264,491	1,301,863	(37,372)
		Norwegian Krone	Buy	3/18/20	1,076,715	1,057,278	19,437
		Swedish Krona	Sell	3/18/20	4,405,700	4,475,305	69,605
		Swiss Franc	Buy	3/18/20	143,390	142,484	906
	Toronto-Dominion Bank
		Canadian Dollar	Sell	4/15/20	656,397	669,384	12,987
		Euro	Buy	3/18/20	358,835	360,151	(1,316)
		Hong Kong Dollar	Sell	5/20/20	721,506	721,582	76
		Swedish Krona	Sell	3/18/20	711,079	720,122	9,043
	UBS AG
		Australian Dollar	Sell	4/15/20	2,230,786	2,301,072	70,286
		British Pound	Sell	3/18/20	729,885	722,084	(7,801)
		Hong Kong Dollar	Sell	5/20/20	1,443,000	1,443,570	570
		Japanese Yen	Sell	2/19/20	173,217	178,816	5,599
		Mexican Peso	Buy	4/15/20	713,618	716,184	(2,566)
		New Zealand Dollar	Buy	4/15/20	1,122,087	1,157,793	(35,706)
		Norwegian Krone	Sell	3/18/20	353,410	355,535	2,125
		Swedish Krona	Sell	3/18/20	1,064,381	1,074,084	9,703
	WestPac Banking Corp.
		British Pound	Sell	3/18/20	1,090,663	1,083,416	(7,247)
		Euro	Sell	3/18/20	2,855,781	2,865,875	10,094
		New Zealand Dollar	Buy	4/15/20	354,296	357,607	(3,311)

	Unrealized appreciation						654,903

	Unrealized (depreciation)						(570,732)

	Total						$84,171
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Schatz 2 yr (Short)	50	$6,215,393	$6,215,391	Mar-20	$(7,585)
U.S. Treasury Bond Ultra 30 yr (Long)	13	2,517,938	2,517,938	Mar-20	76,752
U.S. Treasury Note 2 yr (Long)	61	13,197,922	13,197,922	Mar-20	43,230
U.S. Treasury Note 5 yr (Short)	125	15,040,039	15,040,039	Mar-20	(160,438)

Unrealized appreciation					119,982

Unrealized (depreciation)					(168,023)

Total					$(48,041)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/20 (premiums $8,737,346) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Citibank, N.A.
1.999/3 month USD-LIBOR-BBA/Mar-25	Mar-20/1.999		$14,801,000	$10,065
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		10,877,400	133,683
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	349,390
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	350,906
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		10,877,400	460,114
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		32,549,500	66,075
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	139,227
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	424,158
JPMorgan Chase Bank N.A.
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	114,663
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	1,003,150
Morgan Stanley & Co. International PLC
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		$6,387,000	6
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		6,387,000	6
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		13,949,800	9,346
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	41,651
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	43,088
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	201,759
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	238,160
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	291,340
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	297,639
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		6,387,000	753,283
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		6,387,000	757,370
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,450,300	757,824
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,450,300	923,921
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,450,300	928,441
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,450,300	928,752
UBS AG
0.385/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	4,372,900	214,748
(0.385)/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	4,372,900	216,106
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		$6,511,700	315,101
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	422,349

Total				$10,392,321

WRITTEN OPTIONS OUTSTANDING at 1/31/20 (premiums $155,559) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Barclays Bank PLC
GBP/USD (Call)	Apr-20/$1.37	$8,631,250	GBP	6,536,350	$16,598
Citibank, N.A.
GBP/USD (Call)	Apr-20/1.37	8,631,250	GBP	6,536,350	18,281
JPMorgan Chase Bank N.A.
USD/JPY (Put)	Apr-20/JPY 104.00	28,883,850		$28,883,850	74,954
UBS AG
GBP/USD (Call)	Apr-20/$1.37	8,631,250	GBP	6,536,350	18,281
USD/JPY (Put)	Apr-20/JPY 104.00	28,883,850		$28,883,850	67,877

Total					$195,991

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	$(512,677)	$524,448
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$37,416,800	(345,170)	425,803
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	250,744
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	(98,116)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(256,339)	(134,726)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$37,416,800	(345,170)	(269,401)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	125,274
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	(55,427)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		$35,078,300	(470,049)	373,233
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	98,240
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(88,113)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		35,078,300	(470,049)	(414,976)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	24,096
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	6,810
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		35,078,300	(471,803)	357,799
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	84,244
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(169,452)	59,428
(1.4765)/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/1.4765		11,101,200	(75,211)	(13,988)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(276,261)	(38,547)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		5,920,400	(83,626)	(52,514)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(80,742)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		35,078,300	(471,803)	(413,573)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		16,410,700	(2,330,812)	821,849
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		5,212,600	(727,809)	747,383
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	341,865
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$2,348,200	(271,217)	108,135
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(158,620)	107,248
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(98,832)	69,251
1.33/3 month USD-LIBOR-BBA/Oct-21 (Purchased)	Oct-20/1.33		43,509,700	(80,710)	13,053
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	8,246
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	(7,217)
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$16,410,700	(20,021)	(12,800)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		2,348,200	(271,217)	(50,064)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(110,090)	(75,924)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(177,830)	(89,154)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	(147,472)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	(651,158)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		16,410,700	180,025	60,555
1.333/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-23/1.333		6,308,900	28,390	2,082
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		16,410,700	1,641	1,477
(1.333)/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-23/1.333		6,308,900	28,390	(1,577)
(0.83)/3 month USD-LIBOR-BBA/Oct-21 (Written)	Oct-20/0.83		43,509,700	23,930	(6,091)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		16,410,700	633,125	(205,298)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		16,410,700	1,862,614	(574,375)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	408,959
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	91,140
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		27,003,600	(148,790)	59,408
(0.01)/6 month EUR-EURIBOR-Reuters/Apr-30 (Purchased)	Apr-20/0.01	EUR	3,845,800	(36,190)	(5,843)
(1.719)/3 month USD-LIBOR-BBA/Apr-50 (Purchased)	Apr-20/1.719		$1,837,500	(59,398)	(6,229)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(102,549)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		27,003,600	(148,790)	(113,955)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(150,899)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	325,959
1.529/3 month USD-LIBOR-BBA/Apr-30 (Written)	Apr-20/1.529		4,700,500	58,329	9,119
0.4285/6 month EUR-EURIBOR-Reuters/Apr-50 (Written)	Apr-20/0.4285	EUR	1,324,700	35,721	5,524
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		$12,167,200	640,603	(430,111)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		5,643,600	(154,804)	106,213
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	2,928,000	(266,169)	44,773
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,253,600	(115,615)	(2,053)
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,253,600	(115,615)	(28,638)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	2,928,000	(266,169)	(40,868)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$5,643,600	(412,688)	(103,165)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		11,992,600	356,251	145,710
1.01/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	3,513,500	247,571	47,656
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	25,594
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	(5,703)
(1.01)/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	3,513,500	247,571	(85,376)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$11,992,600	$95,870	$(91,384)

Unrealized appreciation					5,881,318

Unrealized (depreciation)					(4,648,026)

Total					$1,233,292

TBA SALE COMMITMENTS OUTSTANDING at 1/31/20 (proceeds receivable $51,418,164) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 2/1/50	$1,000,000	2/12/20	$1,057,813
Uniform Mortgage-Backed Securities, 3.50%, 2/1/50	28,000,000	2/12/20	28,905,626
Uniform Mortgage-Backed Securities, 3.00%, 2/1/50	21,000,000	2/12/20	21,477,422

Total			$51,440,861

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,637,000	$1,011,899		$(90)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$1,020,089
		16,410,700	2,253,025		(232)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,267,150)
		9,058,700	1,270,546		(128)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	1,356,915
		13,128,600	1,984,033		(289,824)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	1,718,001
		1,493,800	37,580	(E)	(8)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	37,571
		3,866,300	93,951	(E)	(22)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(93,973)
		2,363,100	250,037		(31)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(269,605)
		8,093,300	302,333	(E)	(1,638)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	300,695
		2,798,000	70,255	(E)	(478)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	69,777
		625,578	78,678	(E)	(9)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	78,669
		1,997,100	221,381	(E)	(28)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(221,409)
		1,496,300	339,870	(E)	(51)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(339,921)
		5,041,000	101,072	(E)	(28)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	101,044
		7,399,600	149,968	(E)	(41)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	149,926
		1,867,000	456,635	(E)	(64)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(456,698)
		991,700	55,219	(E)	(22)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	55,197
		4,217,500	274,526	(E)	(60)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(274,585)
		2,942,500	89,793	(E)	(33)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	89,760
		246,100	34,485	(E)	(8)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,493)
		5,123,600	284,606	(E)	(73)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(284,678)
		1,548,100	71,923	(E)	(22)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(71,945)
		977,900	123,563	(E)	(33)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(123,596)
		10,198,500	91,409	(E)	(57)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(91,466)
		1,560,600	78,996	(E)	(22)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(79,018)
		4,139,900	539,984	(E)	(141)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(540,125)
		1,874,500	89,980	(E)	(64)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(90,044)
		7,106,500	31,809		(67)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(52,588)
		7,106,500	29,812		(67)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(50,427)
		1,598,400	33,509	(E)	(55)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	33,454
		35,078,300	262,105		(284)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(376,202)
		35,078,300	312,758		(284)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(436,126)
		5,973,000	88,078		(48)	12/13/24	1.6445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(85,566)
		383,985,600	1,890,745	(E)	(327,389)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,218,134)
		8,383,200	645,104	(E)	(48,857)	3/18/50	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(693,961)
		67,818,900	1,806,899	(E)	509,390	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	2,316,290
		5,973,000	84,530		(48)	12/17/24	1.632% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(81,994)
		17,438,000	320,092	(E)	(116,455)	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	203,637
		31,897,000	999,461	(E)	19,800	3/18/30	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(979,661)
		19,380,100	243,259	(E)	81,247	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.58% — Semiannually	324,506
		7,327,100	528,196	(E)	316,828	3/18/50	1.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(211,368)
		1,554,400	38,498	(E)	3,471	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.73% — Semiannually	41,969
		5,973,000	98,549		(48)	12/18/24	1.6815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(96,419)
		166,930,700	2,458,722	(E)	(479,551)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,938,273)
		1,776,100	65,071	(E)	(25)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	65,046
		6,211,000	433,373		(212)	1/7/50	3 month USD-LIBOR-BBA — Quarterly	1.972% — Semiannually	433,244
		3,828,000	98,992		(51)	1/8/30	1.744% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(98,530)
		11,100,700	240,452		(23,829)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	215,980
		257,400	16,904	(E)	(9)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,913)
		4,491,000	127,670		(1,495)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(128,802)
		8,268,600	220,242		(110)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(219,944)
		6,496,800	171,522		(86)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(171,287)
		14,765,400	306,559		(23,820)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	282,010
		77,780,000	1,743,828	(E)	(351,820)	3/18/27	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	1,392,007
		110,900	5,895	(E)	(4)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	5,891
		9,198,000	92,642	(E)	(103)	1/27/30	1.8315% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(92,746)
		88,750,000	89,638	(E)	(50,553)	3/18/22	3 month USD-LIBOR-BBA — Quarterly	1.40% — Semiannually	39,085
	AUD	15,090,000	24,283		(39)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(24,272)
	AUD	3,128,000	44,166		(28)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.305% — Semiannually	45,458
	AUD	15,131,000	26,112		(39)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(26,106)
	AUD	3,128,000	48,120		(28)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.325% — Semiannually	49,522
	AUD	10,638,000	205,329	(E)	(77,419)	3/18/30	6 month AUD-BBR-BBSW — Semiannually	1.40% — Semiannually	127,910
	AUD	15,360,000	99,252	(E)	(5,956)	3/18/25	6 month AUD-BBR-BBSW — Semiannually	1.00% — Semiannually	93,296
	AUD	117,100	707	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(708)
	AUD	15,543,000	2,809	(E)	(39)	2/3/22	0.5875% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(2,848)
	AUD	15,460,000	2,484	(E)	(39)	2/3/22	0.585% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(2,523)
	CAD	28,419,000	42,841		(80)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	(79,078)
	CAD	2,985,000	40,160		(30)	8/15/29	1.4925% — Semiannually	3 month CAD-BA-CDOR — Semiannually	45,173
	CAD	9,441,000	121		(67)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	(9,561)
	CAD	9,441,000	2,675		(67)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	(12,328)
	CAD	1,471,000	958		(15)	10/9/29	1.6875% — Semiannually	3 month CAD-BA-CDOR — Semiannually	2,008
	CAD	23,000	645	(E)	123	3/18/30	2.10% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(522)
	CAD	49,682,000	679,570	(E)	(55,753)	3/18/25	3 month CAD-BA-CDOR — Semiannually	2.00% — Semiannually	623,818
	CHF	4,204,000	38,574		(35)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(39,726)
	CHF	2,043,000	10,811		(17)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(10,290)
	CHF	7,981,000	99,539	(E)	74,113	3/18/25	—	0.40% plus 6 month CHF-LIBOR-BBA — Semiannually	(25,426)
	CHF	1,630,000	50,626	(E)	27,478	3/18/30	—	0.10% plus 6 month CHF-LIBOR-BBA — Semiannually	(23,149)
	CZK	108,456,000	174,014		(63)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(217,389)
	CZK	255,657,000	83,133		(42)	8/9/21	6 month CZK-PRIBOR — Semiannually	1.6625% — Annually	(111,706)
	CZK	103,585,000	109,171		(36)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	(129,140)
	EUR	757,000	257,798	(E)	(29)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(257,827)
	EUR	1,029,500	345,553	(E)	(40)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	345,514
	EUR	1,137,000	348,649	(E)	(43)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(348,692)
	EUR	1,150,600	331,919	(E)	(44)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(331,963)
	EUR	1,295,500	331,504	(E)	(50)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(331,554)
	EUR	1,120,200	331,096	(E)	(42)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	331,053
	EUR	1,336,000	315,643	(E)	(51)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(315,694)
	EUR	1,095,100	227,823	(E)	(42)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(227,865)
	EUR	999,500	187,782	(E)	(38)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(187,821)
	EUR	531,600	81,789	(E)	(20)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(81,810)
	EUR	2,146,300	52,801	(E)	(82)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(52,883)
	EUR	1,338,400	88,840	(E)	(50)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(88,890)
	EUR	1,741,600	55,844	(E)	(65)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	55,779
	EUR	6,306,000	29,604		(56)	10/11/24	—	0.4047 plus 6 month EUR-EURIBOR-REUTERS — Semiannually	29,766
	EUR	19,917,000	571,242	(E)	158,565	3/18/30	0.20% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(412,677)
	EUR	7,588,000	84,500	(E)	30,621	3/18/25	—	0.10% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(53,878)
	EUR	7,327,800	635,174	(E)	(277)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	634,897
	EUR	7,338,000	74,937	(E)	(91)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	74,846
	GBP	20,288,000	319,608	(E)	(20,741)	3/18/25	6 month GBP-LIBOR-BBA — Semiannually	0.90% — Semiannually	298,868
	GBP	1,852,000	89,796	(E)	(85,994)	3/18/30	6 month GBP-LIBOR-BBA — Semiannually	1.10% — Semiannually	3,802
	GBP	8,534,000	46,327	(E)	(62)	1/10/24	6 month GBP-LIBOR-BBA — Semiannually	0.855% — Semiannually	46,265
	GBP	8,616,000	61,973	(E)	(78)	1/10/26	0.965% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(62,051)
	GBP	16,079,000	62,232	(E)	(117)	1/13/24	6 month GBP-LIBOR-BBA — Semiannually	0.795% — Semiannually	62,115
	GBP	16,325,000	100,564	(E)	(148)	1/15/26	0.926% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(100,712)
	JPY	49,318,800	40,112	(E)	(14)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(40,126)
	JPY	966,000,000	66,150	(E)	(99)	1/16/30	6 month JPY-LIBOR-BBA — Semiannually	0.245% — Semiannually	66,052
	JPY	496,000,000	75,630	(E)	(88)	1/16/40	0.565% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(75,718)
	NOK	79,594,000	17,584		(75)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(92,768)
	NOK	41,749,000	42,571		(65)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	84,210
	NOK	94,279,000	139,810	(E)	40,858	3/18/25	1.95% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(98,952)
	NOK	74,638,000	210,128	(E)	3,279	3/18/30	2.00% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(206,849)
	NOK	94,616,000	18,958	(E)	(40)	1/21/22	1.805% — Annually	3 month NOK-NIBOR-NIBR — Quarterly	(18,998)
	NOK	191,706,000	39,288	(E)	(80)	1/25/22	1.8075% — Annually	3 month NOK-NIBOR-NIBR — Quarterly	(39,368)
	NOK	114,698,000	14,316	(E)	(48)	1/28/22	1.73% — Annually	3 month NOK-NIBOR-NIBR — Quarterly	(14,363)
	NZD	18,260,000	4,226		(45)	8/7/21	3 month NZD-BBR-FRA — Quarterly	1.15% — Semiannually	38,448
	NZD	6,863,000	40,995		(36)	12/13/24	3 month NZD-BBR-FRA — Quarterly	1.3625% — Semiannually	41,660
	NZD	6,863,000	46,718		(36)	12/17/24	3 month NZD-BBR-FRA — Quarterly	1.39% — Semiannually	47,313
	NZD	18,933,000	132,112	(E)	(36,340)	3/18/25	1.40% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(168,453)
	NZD	10,199,000	194,740	(E)	(28,826)	3/18/30	1.75% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(223,566)
	NZD	6,863,000	40,325		(36)	12/18/24	3 month NZD-BBR-FRA — Quarterly	1.36% — Semiannually	40,709
	NZD	16,285,000	791	(E)	(40)	2/4/22	3 month NZD-BBR-FRA — Quarterly	1.0475% — Semiannually	751
	NZD	16,161,000	17	(E)	(39)	2/4/22	3 month NZD-BBR-FRA — Quarterly	1.04% — Semiannually	(23)
	SEK	219,791,000	140,867	(E)	2,167	3/18/25	0.35% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(138,700)
	SEK	62,490,000	135,250	(E)	8,990	3/18/30	0.65% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(126,260)
	SEK	96,884,000	7,135	(E)	(38)	1/21/22	3 month SEK-STIBOR-SIDE — Quarterly	0.24% — Annually	7,097
	SEK	193,768,000	15,740	(E)	(76)	1/25/22	3 month SEK-STIBOR-SIDE — Quarterly	0.2475% — Annually	15,664
	SEK	118,173,000	7,132	(E)	(46)	1/28/22	3 month SEK-STIBOR-SIDE — Quarterly	0.2275% — Annually	7,086

	Total				$(755,567)				$(5,451,037)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$63,457	$61,532	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$(1,171)
Barclays Bank PLC
3,168,821	3,174,422	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	8,944
765,543	766,897	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,161
595,738	596,791	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,681
1,003,847	1,006,476	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	3,909
555,198	556,652	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,162
438,375	439,523	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,707
22,101,858	22,180,838	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	111,664
2,728,317	2,734,953	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	10,675
56,411	56,574	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	248
1,631,667	1,635,501	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(6,877)
6,282,179	6,305,642	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(35,985)
34,541	33,587	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(570)
64,146	63,177	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(211)
40,684	40,070	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(134)
108,384	107,712	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	588
83,459	83,078	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	586
23,969	23,860	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	168
Citibank, N.A.
467,920	469,592	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,364
388,372	389,760	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,962
Credit Suisse International
559,212	561,210	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,825
627,160	617,686	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,060)
1,669,054	1,675,287	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9,560)
151,137	142,315	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(7,254)
63,970	61,599	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,747)
544,078	521,190	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(16,955)
276,736	271,523	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,804
294,480	288,933	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,919
281,846	277,588	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(926)
Goldman Sachs International
2,732,727	2,742,492	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	13,806
94,663	95,017	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(542)
252,444	253,387	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,446)
586,088	588,277	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,357)
1,560,065	1,565,891	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(8,936)
2,137,168	2,145,150	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(12,242)
212,097	205,164	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	4,936
34,541	33,587	—	1/12/40	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	570
63,457	61,532	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	1,171
377,196	370,090	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,458
676,302	672,111	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,669
485,428	482,420	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,634
269,167	267,499	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,460
9,035	8,979	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	49
333,674	332,151	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,344
304,475	303,086	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,139
295,018	293,671	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,073
234,877	233,805	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,650
100,774	100,314	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	708
JPMorgan Chase Bank N.A.
377,221	370,115	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,458
JPMorgan Securities LLC
660,507	650,529	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,170
63,970	61,599	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,747
151,137	142,315	—	1/12/45	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	7,254
272,741	261,267	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,499)
816,819	782,457	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	25,454

Upfront premium received		—	Unrealized appreciation			234,117

Upfront premium (paid)		—	Unrealized (depreciation)			(118,472)

	Total	$—			Total	$115,645

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	6,111,000	$701,394	$(147)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$701,246
EUR	2,421,000	284,254	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	284,254
EUR	2,421,000	91,578	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(91,578)
EUR	7,984,000	212,007	(93)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(212,100)
EUR	7,984,000	213,796	(93)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(213,889)
EUR	7,984,000	214,389	(94)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(214,483)
EUR	7,984,000	214,991	(94)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(215,085)
EUR	6,111,000	235,047	(79)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(235,126)
GBP	4,896,000	351,421	(105)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	351,316
GBP	3,819,000	115,258	(88)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	115,169
GBP	5,484,000	106,850	(129)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	106,721
GBP	5,761,000	88,908	(75)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	88,832
GBP	2,938,000	67,090	(69)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	67,022
GBP	2,881,000	43,613	(38)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	43,576
GBP	2,881,000	37,945	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	37,945
GBP	1,371,000	37,850	(32)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	37,818
GBP	1,473,000	468,972	(78)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(469,050)
	$4,145,000	1,807	(42)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,765
	8,289,000	282	(84)	11/21/24	(1.71%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(366)
	4,145,000	13,480	(42)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(13,521)

Total			$(1,382)				$170,466

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$11,962	$175,000	$10,920	5/11/63	300 bp — Monthly	$1,144
	CMBX NA BBB-.6 Index	BBB-/P	22,719	377,000	23,525	5/11/63	300 bp — Monthly	(586)
	CMBX NA BBB-.6 Index	BBB-/P	46,609	755,000	47,112	5/11/63	300 bp — Monthly	(62)
	CMBX NA BBB-.6 Index	BBB-/P	44,403	779,000	48,610	5/11/63	300 bp — Monthly	(3,752)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB-/P	99,330	473,000	66,125	5/11/63	500 bp — Monthly	33,664
	CMBX NA BB.6 Index	BB-/P	149,402	607,000	84,859	5/11/63	500 bp — Monthly	65,133
	CMBX NA BB.7 Index	BB/P	546	6,000	327	1/17/47	500 bp — Monthly	224
	CMBX NA BB.7 Index	BB/P	18,190	131,000	7,140	1/17/47	500 bp — Monthly	11,177
	CMBX NA BB.7 Index	BB/P	7,038	138,000	7,521	1/17/47	500 bp — Monthly	(425)
	CMBX NA BB.7 Index	BB/P	32,647	254,000	13,843	1/17/47	500 bp — Monthly	19,051
	CMBX NA BB.7 Index	BB/P	31,767	263,000	14,334	1/17/47	500 bp — Monthly	17,689
	CMBX NA BB.7 Index	BB/P	10,636	282,000	15,369	1/17/47	500 bp — Monthly	(4,459)
	CMBX NA BBB-.6 Index	BBB-/P	3,700	74,000	4,618	5/11/63	300 bp — Monthly	(874)
	CMBX NA BBB-.6 Index	BBB-/P	3,665	74,000	4,618	5/11/63	300 bp — Monthly	(910)
	CMBX NA BBB-.6 Index	BBB-/P	6,838	77,000	4,805	5/11/63	300 bp — Monthly	2,078
	CMBX NA BBB-.6 Index	BBB-/P	9,909	156,000	9,734	5/11/63	300 bp — Monthly	240
	CMBX NA BBB-.6 Index	BBB-/P	19,970	200,000	12,480	5/11/63	300 bp — Monthly	7,607
	CMBX NA BBB-.6 Index	BBB-/P	20,871	204,000	12,730	5/11/63	300 bp — Monthly	8,261
	CMBX NA BBB-.6 Index	BBB-/P	12,685	210,000	13,104	5/11/63	300 bp — Monthly	(296)
	CMBX NA BBB-.6 Index	BBB-/P	22,531	248,000	15,475	5/11/63	300 bp — Monthly	7,200
	CMBX NA BBB-.6 Index	BBB-/P	26,560	261,000	16,286	5/11/63	300 bp — Monthly	10,426
	CMBX NA BBB-.6 Index	BBB-/P	24,079	264,000	16,474	5/11/63	300 bp — Monthly	7,760
	CMBX NA BBB-.6 Index	BBB-/P	24,232	266,000	16,598	5/11/63	300 bp — Monthly	7,788
	CMBX NA BBB-.6 Index	BBB-/P	24,786	279,000	17,410	5/11/63	300 bp — Monthly	7,539
	CMBX NA BBB-.6 Index	BBB-/P	28,411	292,000	18,221	5/11/63	300 bp — Monthly	10,360
	CMBX NA BBB-.6 Index	BBB-/P	27,341	320,000	19,968	5/11/63	300 bp — Monthly	7,560
	CMBX NA BBB-.6 Index	BBB-/P	28,038	328,000	20,467	5/11/63	300 bp — Monthly	7,762
	CMBX NA BBB-.6 Index	BBB-/P	26,284	331,000	20,654	5/11/63	300 bp — Monthly	5,822
	CMBX NA BBB-.6 Index	BBB-/P	29,136	344,000	21,466	5/11/63	300 bp — Monthly	7,871
	CMBX NA BBB-.6 Index	BBB-/P	37,521	443,000	27,643	5/11/63	300 bp — Monthly	10,137
	CMBX NA BBB-.6 Index	BBB-/P	55,025	642,000	40,061	5/11/63	300 bp — Monthly	15,339
	CMBX NA BBB-.6 Index	BBB-/P	98,507	1,080,000	67,392	5/11/63	300 bp — Monthly	31,745
	CMBX NA BBB-.6 Index	BBB-/P	100,239	1,096,000	68,390	5/11/63	300 bp — Monthly	32,488
	CMBX NA BBB-.6 Index	BBB-/P	63,183	1,241,000	77,438	5/11/63	300 bp — Monthly	(13,532)
	CMBX NA BBB-.6 Index	BBB-/P	269,752	2,849,000	177,778	5/11/63	300 bp — Monthly	93,637
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(2,461)	2,229,000	20,730	5/11/63	200 bp — Monthly	19,135
	CMBX NA BB.7 Index	BB/P	27,822	208,000	11,336	1/17/47	500 bp — Monthly	16,688
	CMBX NA BBB-.6 Index	BBB-/P	9,392	85,000	5,304	5/11/63	300 bp — Monthly	4,137
	CMBX NA BBB-.6 Index	BBB-/P	13,812	125,000	7,800	5/11/63	300 bp — Monthly	6,085
	CMBX NA BBB-.6 Index	BBB-/P	1,480,755	15,759,000	983,362	5/11/63	300 bp — Monthly	506,582
	CMBX NA BBB-.7 Index	BBB-/P	188,335	2,548,000	9,173	1/17/47	300 bp — Monthly	180,649
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	334	3,000	187	5/11/63	300 bp — Monthly	149
	CMBX NA BBB-.6 Index	BBB-/P	332	4,000	250	5/11/63	300 bp — Monthly	84
	CMBX NA BBB-.6 Index	BBB-/P	1,785	16,000	998	5/11/63	300 bp — Monthly	796
	CMBX NA BBB-.6 Index	BBB-/P	1,721	33,000	2,059	5/11/63	300 bp — Monthly	(319)
	CMBX NA BBB-.6 Index	BBB-/P	5,354	62,000	3,869	5/11/63	300 bp — Monthly	1,521
	CMBX NA BBB-.6 Index	BBB-/P	5,382	79,000	4,930	5/11/63	300 bp — Monthly	498
	CMBX NA BBB-.6 Index	BBB-/P	12,793	87,000	5,429	5/11/63	300 bp — Monthly	7,415
	CMBX NA BBB-.6 Index	BBB-/P	4,631	95,000	5,928	5/11/63	300 bp — Monthly	(1,241)
	CMBX NA BBB-.6 Index	BBB-/P	11,832	107,000	6,677	5/11/63	300 bp — Monthly	5,217
	CMBX NA BBB-.6 Index	BBB-/P	11,157	141,000	8,798	5/11/63	300 bp — Monthly	2,441
	CMBX NA BBB-.6 Index	BBB-/P	12,401	250,000	15,600	5/11/63	300 bp — Monthly	(3,054)
	CMBX NA BBB-.6 Index	BBB-/P	28,210	281,000	17,534	5/11/63	300 bp — Monthly	10,839
	CMBX NA BBB-.6 Index	BBB-/P	16,684	322,000	20,093	5/11/63	300 bp — Monthly	(3,221)
	CMBX NA BBB-.6 Index	BBB-/P	42,492	349,000	21,778	5/11/63	300 bp — Monthly	20,918
	CMBX NA BBB-.6 Index	BBB-/P	18,340	358,000	22,339	5/11/63	300 bp — Monthly	(3,790)
	CMBX NA BBB-.6 Index	BBB-/P	54,707	363,000	22,651	5/11/63	300 bp — Monthly	32,268
	CMBX NA BBB-.6 Index	BBB-/P	42,482	380,000	23,712	5/11/63	300 bp — Monthly	18,992
	CMBX NA BBB-.6 Index	BBB-/P	58,541	411,000	25,646	5/11/63	300 bp — Monthly	33,134
	CMBX NA BBB-.6 Index	BBB-/P	55,952	411,000	25,646	5/11/63	300 bp — Monthly	30,546
	CMBX NA BBB-.6 Index	BBB-/P	62,640	539,000	33,634	5/11/63	300 bp — Monthly	29,321
	CMBX NA BBB-.6 Index	BBB-/P	58,492	1,209,000	75,442	5/11/63	300 bp — Monthly	(16,244)
	CMBX NA BBB-.6 Index	BBB-/P	208,701	1,760,000	109,824	5/11/63	300 bp — Monthly	99,904
	CMBX NA BBB-.6 Index	BBB-/P	207,983	1,760,000	109,824	5/11/63	300 bp — Monthly	99,186
	CMBX NA BBB-.6 Index	BBB-/P	297,066	2,586,000	161,366	5/11/63	300 bp — Monthly	137,208
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB-/P	31,140	147,000	20,551	5/11/63	500 bp — Monthly	10,733
	CMBX NA BB.6 Index	BB-/P	37,885	179,000	25,024	5/11/63	500 bp — Monthly	13,035
	CMBX NA A.6 Index	A/P	(42)	141,000	1,311	5/11/63	200 bp — Monthly	1,324
	CMBX NA A.6 Index	A/P	38	13,000	121	5/11/63	200 bp — Monthly	164
	CMBX NA BB.10 Index	BB-/P	21,825	272,000	17,816	5/11/63	500 bp — Monthly	4,273
	CMBX NA BB.7 Index	BB/P	12,571	242,000	13,189	1/17/47	500 bp — Monthly	(517)
	CMBX NA BBB-.6 Index	BBB-/P	8,283	83,000	5,179	5/11/63	300 bp — Monthly	3,152
	CMBX NA BBB-.6 Index	BBB-/P	9,080	91,000	5,678	5/11/63	300 bp — Monthly	3,455
	CMBX NA BBB-.6 Index	BBB-/P	11,568	115,000	7,176	5/11/63	300 bp — Monthly	4,459
	CMBX NA BBB-.6 Index	BBB-/P	10,765	121,000	7,550	5/11/63	300 bp — Monthly	3,285
	CMBX NA BBB-.6 Index	BBB-/P	7,892	127,000	7,925	5/11/63	300 bp — Monthly	42
	CMBX NA BBB-.6 Index	BBB-/P	8,520	135,000	8,424	5/11/63	300 bp — Monthly	174
	CMBX NA BBB-.6 Index	BBB-/P	21,023	213,000	13,291	5/11/63	300 bp — Monthly	7,856
	CMBX NA BBB-.6 Index	BBB-/P	24,232	266,000	16,598	5/11/63	300 bp — Monthly	7,788
	CMBX NA BBB-.6 Index	BBB-/P	1,248,727	9,439,000	588,994	5/11/63	300 bp — Monthly	665,239
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(17,809)	1,071,000	9,960	5/11/63	200 bp — Monthly	(7,432)
	CMBX NA BBB-.6 Index	BBB-/P	21,052	276,000	17,222	5/11/63	300 bp — Monthly	3,991
	CMBX NA BBB-.6 Index	BBB-/P	36,371	402,000	25,085	5/11/63	300 bp — Monthly	11,521
	CMBX NA BBB-.6 Index	BBB-/P	172,599	1,933,000	120,619	5/11/63	300 bp — Monthly	53,107
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	—	230,000	2,139	5/11/63	200 bp — Monthly	2,229
	CMBX NA A.6 Index	A/P	552	203,000	1,888	5/11/63	200 bp — Monthly	2,519
	CMBX NA A.7 Index	A-/P	(96)	99,000	2,950	1/17/47	200 bp — Monthly	2,893
	CMBX NA A.7 Index	A-/P	199	41,000	1,222	1/17/47	200 bp — Monthly	1,437
	CMBX NA BB.6 Index	BB-/P	47,886	195,000	27,261	5/11/63	500 bp — Monthly	20,815
	CMBX NA BB.6 Index	BB-/P	96,100	390,000	54,522	5/11/63	500 bp — Monthly	41,957
	CMBX NA BBB-.6 Index	BBB-/P	1,695	10,000	624	5/11/63	300 bp — Monthly	1,077
	CMBX NA BBB-.6 Index	BBB-/P	3,672	32,000	1,997	5/11/63	300 bp — Monthly	1,694
	CMBX NA BBB-.6 Index	BBB-/P	4,560	43,000	2,683	5/11/63	300 bp — Monthly	1,902
	CMBX NA BBB-.6 Index	BBB-/P	6,267	49,000	3,058	5/11/63	300 bp — Monthly	3,238
	CMBX NA BBB-.6 Index	BBB-/P	9,570	84,000	5,242	5/11/63	300 bp — Monthly	4,377
	CMBX NA BBB-.6 Index	BBB-/P	11,017	93,000	5,803	5/11/63	300 bp — Monthly	5,268
	CMBX NA BBB-.6 Index	BBB-/P	11,059	131,000	8,174	5/11/63	300 bp — Monthly	2,962
	CMBX NA BBB-.6 Index	BBB-/P	14,462	136,000	8,486	5/11/63	300 bp — Monthly	6,055
	CMBX NA BBB-.6 Index	BBB-/P	14,860	162,000	10,109	5/11/63	300 bp — Monthly	4,846
	CMBX NA BBB-.6 Index	BBB-/P	24,224	169,000	10,546	5/11/63	300 bp — Monthly	13,777
	CMBX NA BBB-.6 Index	BBB-/P	9,932	169,000	10,546	5/11/63	300 bp — Monthly	(515)
	CMBX NA BBB-.6 Index	BBB-/P	16,234	174,000	10,858	5/11/63	300 bp — Monthly	5,478
	CMBX NA BBB-.6 Index	BBB-/P	27,082	185,000	11,544	5/11/63	300 bp — Monthly	15,646
	CMBX NA BBB-.6 Index	BBB-/P	16,168	188,000	11,731	5/11/63	300 bp — Monthly	4,546
	CMBX NA BBB-.6 Index	BBB-/P	15,074	197,000	12,293	5/11/63	300 bp — Monthly	2,896
	CMBX NA BBB-.6 Index	BBB-/P	13,302	212,000	13,229	5/11/63	300 bp — Monthly	197
	CMBX NA BBB-.6 Index	BBB-/P	32,105	229,000	14,290	5/11/63	300 bp — Monthly	17,949
	CMBX NA BBB-.6 Index	BBB-/P	31,307	241,000	15,038	5/11/63	300 bp — Monthly	16,410
	CMBX NA BBB-.6 Index	BBB-/P	21,604	242,000	15,101	5/11/63	300 bp — Monthly	6,644
	CMBX NA BBB-.6 Index	BBB-/P	21,766	254,000	15,850	5/11/63	300 bp — Monthly	6,065
	CMBX NA BBB-.6 Index	BBB-/P	31,607	258,000	16,099	5/11/63	300 bp — Monthly	15,658
	CMBX NA BBB-.6 Index	BBB-/P	23,637	280,000	17,472	5/11/63	300 bp — Monthly	6,329
	CMBX NA BBB-.6 Index	BBB-/P	24,595	286,000	17,846	5/11/63	300 bp — Monthly	6,916
	CMBX NA BBB-.6 Index	BBB-/P	44,395	298,000	18,595	5/11/63	300 bp — Monthly	25,974
	CMBX NA BBB-.6 Index	BBB-/P	42,130	342,000	21,341	5/11/63	300 bp — Monthly	20,989
	CMBX NA BBB-.6 Index	BBB-/P	41,165	359,000	22,402	5/11/63	300 bp — Monthly	18,972
	CMBX NA BBB-.6 Index	BBB-/P	50,713	409,000	25,522	5/11/63	300 bp — Monthly	25,430
	CMBX NA BBB-.6 Index	BBB-/P	56,565	482,000	30,077	5/11/63	300 bp — Monthly	26,769
	CMBX NA BBB-.6 Index	BBB-/P	90,141	704,000	43,930	5/11/63	300 bp — Monthly	46,622
	CMBX NA BBB-.6 Index	BBB-/P	102,536	772,000	48,173	5/11/63	300 bp — Monthly	54,814
	CMBX NA BBB-.7 Index	BBB-/P	6,261	92,000	331	1/17/47	300 bp — Monthly	5,984
	CMBX NA BBB-.7 Index	BBB-/P	9,516	143,000	515	1/17/47	300 bp — Monthly	9,085

Upfront premium received			7,036,169		Unrealized appreciation			2,943,432

Upfront premium (paid)			(20,408)		Unrealized (depreciation)			(61,229)

	Total		$7,015,761				Total	$2,882,203
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,038)	$140,000	$4,172	1/17/47	(200 bp) — Monthly	$(5,264)
	CMBX NA BB.10 Index	(13,254)	127,000	8,319	11/17/59	(500 bp) — Monthly	(5,059)
	CMBX NA BB.10 Index	(11,403)	104,000	6,812	11/17/59	(500 bp) — Monthly	(4,693)
	CMBX NA BB.11 Index	(40,509)	561,000	29,565	11/18/54	(500 bp) — Monthly	(11,489)
	CMBX NA BB.11 Index	(49,362)	381,000	20,079	11/18/54	(500 bp) — Monthly	(29,654)
	CMBX NA BB.11 Index	(12,348)	131,000	6,904	11/18/54	(500 bp) — Monthly	(5,572)
	CMBX NA BB.11 Index	(8,181)	119,000	6,271	11/18/54	(500 bp) — Monthly	(2,025)
	CMBX NA BB.11 Index	(3,839)	74,000	3,900	11/18/54	(500 bp) — Monthly	(11)
	CMBX NA BB.11 Index	(3,775)	74,000	3,900	11/18/54	(500 bp) — Monthly	53
	CMBX NA BB.8 Index	(29,923)	241,000	28,559	10/17/57	(500 bp) — Monthly	(1,599)
	CMBX NA BB.9 Index	(192,402)	1,864,000	80,525	9/17/58	(500 bp) — Monthly	(113,689)
	CMBX NA BB.9 Index	(32,324)	501,000	21,643	9/17/58	(500 bp) — Monthly	(11,168)
	CMBX NA BB.9 Index	(11,368)	282,000	12,182	9/17/58	(500 bp) — Monthly	540
	CMBX NA BB.9 Index	(17,485)	271,000	11,707	9/17/58	(500 bp) — Monthly	(6,041)
	CMBX NA BB.9 Index	(2,669)	68,000	2,938	9/17/58	(500 bp) — Monthly	240
	Credit Suisse International
	CMBX NA BB.10 Index	(35,090)	263,000	17,227	11/17/59	(500 bp) — Monthly	(18,120)
	CMBX NA BB.10 Index	(31,275)	263,000	17,227	11/17/59	(500 bp) — Monthly	(14,304)
	CMBX NA BB.10 Index	(17,278)	139,000	9,105	11/17/59	(500 bp) — Monthly	(8,308)
	CMBX NA BB.7 Index	(31,365)	1,777,000	248,425	5/11/63	(500 bp) — Monthly	215,332
	CMBX NA BB.9 Index	(94,733)	945,000	40,824	9/17/58	(500 bp) — Monthly	(54,828)
	Goldman Sachs International
	CMBX NA BB.7 Index	(24,364)	161,000	8,775	1/17/47	(500 bp) — Monthly	(15,746)
	CMBX NA BB.6 Index	(31,267)	214,000	29,917	5/11/63	(500 bp) — Monthly	(1,558)
	CMBX NA BB.7 Index	(411,855)	2,436,000	132,762	1/17/47	(500 bp) — Monthly	(281,464)
	CMBX NA BB.7 Index	(61,769)	377,000	20,547	1/17/47	(500 bp) — Monthly	(41,589)
	CMBX NA BB.9 Index	(24,356)	226,000	9,763	9/17/58	(500 bp) — Monthly	(14,813)
	CMBX NA BB.9 Index	(8,304)	69,000	2,981	9/17/58	(500 bp) — Monthly	(5,390)
	CMBX NA BB.9 Index	(8,211)	69,000	2,981	9/17/58	(500 bp) — Monthly	(5,297)
	CMBX NA BB.9 Index	(7,096)	68,000	2,938	9/17/58	(500 bp) — Monthly	(4,225)
	CMBX NA BB.9 Index	(2,136)	55,000	2,376	9/17/58	(500 bp) — Monthly	209
	CMBX NA BBB-.6 Index	(22,263)	445,000	27,768	5/11/63	(300 bp) — Monthly	5,246
	CMBX NA BBB-.7 Index	(9,501)	141,000	508	1/17/47	(300 bp) — Monthly	(9,075)
	CMBX NA BBB-.7 Index	(4,210)	62,000	223	1/17/47	(300 bp) — Monthly	(4,023)
	CMBX NA BBB-.7 Index	(759)	11,000	40	1/17/47	(300 bp) — Monthly	(726)
	CMBX NA BBB-.7 Index	(312)	3,000	11	1/17/47	(300 bp) — Monthly	(302)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(63,018)	583,000	30,724	11/18/54	(500 bp) — Monthly	(32,860)
	CMBX NA BB.11 Index	(34,312)	345,000	18,182	11/18/54	(500 bp) — Monthly	(16,466)
	CMBX NA BB.11 Index	(22,838)	335,000	17,655	11/18/54	(500 bp) — Monthly	(5,509)
	CMBX NA BB.11 Index	(32,362)	325,000	17,128	11/18/54	(500 bp) — Monthly	(15,551)
	CMBX NA BB.11 Index	(28,242)	275,000	14,493	11/18/54	(500 bp) — Monthly	(14,017)
	CMBX NA BB.11 Index	(15,202)	223,000	11,752	11/18/54	(500 bp) — Monthly	(3,667)
	CMBX NA BB.11 Index	(3,544)	70,000	3,689	11/18/54	(500 bp) — Monthly	77
	CMBX NA BB.12 Index	(24,803)	272,000	16,891	8/17/61	(500 bp) — Monthly	(8,176)
	CMBX NA BB.7 Index	(14,174)	112,000	6,104	1/17/47	(500 bp) — Monthly	(8,178)
	CMBX NA BB.9 Index	(15,164)	263,000	11,362	9/17/58	(500 bp) — Monthly	(4,058)
	CMBX NA BB.9 Index	(9,360)	221,000	9,547	9/17/58	(500 bp) — Monthly	(28)
	CMBX NA BB.9 Index	(6,794)	48,000	2,074	9/17/58	(500 bp) — Monthly	(4,767)
	CMBX NA BBB-.6 Index	(121,064)	1,181,000	73,694	5/11/63	(300 bp) — Monthly	(48,058)
	CMBX NA BBB-.6 Index	(9,363)	151,000	9,422	5/11/63	(300 bp) — Monthly	9
	CMBX NA BBB-.7 Index	(83,476)	2,200,000	7,920	1/17/47	(300 bp) — Monthly	(76,839)
	CMBX NA BBB-.7 Index	(4,647)	128,000	461	1/17/47	(300 bp) — Monthly	(4,260)
	CMBX NA BBB-.7 Index	(4,588)	97,000	349	1/17/47	(300 bp) — Monthly	(4,296)
	Merrill Lynch International
	CMBX NA BB.10 Index	(14,452)	254,000	16,637	11/17/59	(500 bp) — Monthly	1,938
	CMBX NA BB.11 Index	(34,592)	345,000	18,182	11/18/54	(500 bp) — Monthly	(16,746)
	CMBX NA BB.11 Index	(14,206)	265,000	13,966	11/18/54	(500 bp) — Monthly	(498)
	CMBX NA BB.9 Index	(57,228)	1,469,000	63,461	9/17/58	(500 bp) — Monthly	4,805
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(13,319)	127,000	8,319	11/17/59	(500 bp) — Monthly	(5,124)
	CMBX NA BB.11 Index	(41,640)	424,000	22,345	11/18/54	(500 bp) — Monthly	(19,707)
	CMBX NA BB.11 Index	(3,145)	33,000	1,739	11/18/54	(500 bp) — Monthly	(1,438)
	CMBX NA BB.12 Index	(14,085)	197,000	12,234	8/17/61	(500 bp) — Monthly	(2,043)
	CMBX NA BB.12 Index	(8,470)	116,000	7,204	8/17/61	(500 bp) — Monthly	(1,379)
	CMBX NA BB.12 Index	(5,064)	62,000	3,850	9/17/58	(500 bp) — Monthly	(1,274)
	CMBX NA BB.9 Index	(19,151)	315,000	13,608	9/17/58	(500 bp) — Monthly	(5,849)
	CMBX NA BB.9 Index	(19,374)	315,000	13,608	9/17/58	(500 bp) — Monthly	(6,073)
	CMBX NA BB.9 Index	(21,337)	284,000	12,269	9/17/58	(500 bp) — Monthly	(9,344)
	CMBX NA BB.9 Index	(15,080)	245,000	10,584	9/17/58	(500 bp) — Monthly	(4,735)
	CMBX NA BB.9 Index	(8,424)	156,000	6,739	9/17/58	(500 bp) — Monthly	(1,836)
	CMBX NA BB.9 Index	(7,385)	149,000	6,437	9/17/58	(500 bp) — Monthly	(1,093)
	CMBX NA BB.9 Index	(5,628)	140,000	6,048	9/17/58	(500 bp) — Monthly	381
	CMBX NA BB.9 Index	(16,611)	137,000	5,918	9/17/58	(500 bp) — Monthly	(10,826)
	CMBX NA BB.9 Index	(10,902)	124,000	5,357	9/17/58	(500 bp) — Monthly	(5,666)
	CMBX NA BB.9 Index	(10,434)	122,000	5,270	9/17/58	(500 bp) — Monthly	(5,282)
	CMBX NA BB.9 Index	(8,366)	69,000	2,981	9/17/58	(500 bp) — Monthly	(5,453)
	CMBX NA BB.9 Index	(5,330)	37,000	1,598	9/17/58	(500 bp) — Monthly	(3,768)
	CMBX NA BBB-.7 Index	(1,397)	22,000	79	1/17/47	(300 bp) — Monthly	(1,330)

Upfront premium received		—			Unrealized appreciation		228,830

Upfront premium (paid)		(2,104,595)			Unrealized (depreciation)		(1,032,226)

	Total	$(2,104,595)				Total	$(803,396)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $575,348,713.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $34,806, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/20
Short-term investments
	Putnam Short Term Investment Fund**	$110,911,382	$50,225,522	$34,968,770	$541,983	$126,168,134

	Total Short-term investments	$110,911,382	$50,225,522	$34,968,770	$541,983	$126,168,134
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $79,761.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,595,069.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,305,057.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $328,718,715 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,300,268 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,595,069 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$14,204,667	$—
Convertible bonds and notes	—	5,559,469	—
Corporate bonds and notes	—	137,486,276	—
Foreign government and agency bonds and notes	—	30,988,298	—
Mortgage-backed securities	—	207,640,068	—
Purchased options outstanding	—	362,937	—
Purchased swap options outstanding	—	11,534,554	—
Senior loans	—	31,053,610	—
U.S. government and agency mortgage obligations	—	265,972,387	—
U.S. treasury obligations	—	293,344	—
Short-term investments	126,719,134	22,896,028	—

Totals by level	$126,719,134	$727,991,638	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$84,171	$—
Futures contracts	(48,041)	—	—
Written options outstanding	—	(195,991)	—
Written swap options outstanding	—	(10,392,321)	—
Forward premium swap option contracts	—	1,233,292	—
TBA sale commitments	—	(51,440,861)	—
Interest rate swap contracts	—	(4,695,470)	—
Total return swap contracts	—	287,493	—
Credit default contracts	—	(2,832,359)	—

Totals by level	$(48,041)	$(67,952,046)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$82,500,000
Purchased swap option contracts (contract amount)	$892,200,000
Written currency option contracts (contract amount)	$78,300,000
Written swap option contracts (contract amount)	$476,700,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$160,800,000
Centrally cleared interest rate swap contracts (notional)	$1,687,900,000
OTC total return swap contracts (notional)	$59,000,000
Centrally cleared total return swap contracts (notional)	$108,100,000
OTC credit default contracts (notional)	$95,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com